Pioneer Solutions - Balanced Fund
Schedule of Investments  |  October 31, 2023

A: PIALX	C: PIDCX	R: BALRX	Y: IMOYX

Schedule of Investments  |  10/31/23
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 1.5% of Net Assets
	Open-End Fund — 1.5%
5,224,916(a)	Dreyfus Government Cash Management, Institutional Shares, 5.23%	$ 5,224,916
		$5,224,916

	TOTAL SHORT TERM INVESTMENTS (Cost $5,224,916)	$5,224,916

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 1.5% (Cost $5,224,916)	$5,224,916
		Net Realized Gain (Loss) for the period ended 10/31/23	Net Unrealized Appreciation (Depreciation) for the period ended 10/31/23	Capital Gain Distributions for the period ended 10/31/23	Dividend Income for the period ended 10/31/23
	Affiliated Issuers — 98.6%*
	Mutual Funds — 98.6% of Net Assets
2,121,168	Pioneer Balanced ESG Fund Class K	$4,990	$(1,481,914)	$—	$90,105	$ 19,642,015
4,686,049	Pioneer Bond Fund Class K	—	(1,148,091)	—	211,529	36,035,714
824,819	Pioneer CAT Bond Fund Class K	—	371,168	—	—	9,196,729
18,827	Pioneer Core Equity Fund Class K	80,723	(161,653)	—	—	358,655
97,418	Pioneer Disciplined Value Fund Class K	(31,945)	(145,965)	—	—	1,245,977
1Pioneer Solutions - Balanced Fund |  | 10/31/23

Shares		Net Realized Gain (Loss) for the period ended 10/31/23	Net Unrealized Appreciation (Depreciation) for the period ended 10/31/23	Capital Gain Distributions for the period ended 10/31/23	Dividend Income for the period ended 10/31/23	Value
	Mutual Funds — (continued)
22,850	Pioneer Equity Income Fund Class K	$60,748	$(206,388)	$—	$7,519	$ 718,852
657,774	Pioneer Flexible Opportunities Fund Class K	(263,080)	(698,360)	—	17,013	7,268,402
22,083	Pioneer Fund Class K	20,058	(107,703)	—	1,723	719,016
19,157	Pioneer Fundamental Growth Fund Class K	46,380	(79,375)	—	—	545,788
4,372,731	Pioneer Global Sustainable Equity Fund Class K	22,004	(6,219,815)	—	—	70,051,160
2,030,255	Pioneer International Equity Fund Class K	(38,185)	(5,364,074)	—	—	44,685,908
9,535,715	Pioneer Multi-Asset Income Fund Class K	(360,783)	(3,507,735)	—	1,729,894	107,181,442
Pioneer Solutions - Balanced Fund |  | 10/31/232

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 10/31/23	Net Unrealized Appreciation (Depreciation) for the period ended 10/31/23	Capital Gain Distributions for the period ended 10/31/23	Dividend Income for the period ended 10/31/23	Value
	Mutual Funds — (continued)
3,399,062	Pioneer Multi-Asset Ultrashort Income Fund Class K	$40,497	$(73,380)	$—	$670,142	$ 32,698,979
2,649,514	Pioneer Short-Term Income Fund Class K	—	(157,604)	—	352,240	23,077,265
102,510	Pioneer Strategic Income Fund Class K	—	(56,016)	—	9,769	892,867
	Total Mutual Funds (Cost $351,374,534)	$(418,593)	$(19,036,905)	$—	$3,089,934	$354,318,769

	Total Investments in Affiliated Issuers — 98.6% (Cost $351,374,534)	$(418,593)	$(19,036,905)	$—	$3,089,934	$354,318,769
	OTHER ASSETS AND LIABILITIES — (0.1)%					$(378,465)
	net assets — 100.0%					$359,165,220

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2023.
*	Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).
3Pioneer Solutions - Balanced Fund |  | 10/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$5,224,916	$—	$—	$5,224,916
Affiliated Mutual Funds	354,318,769	—	—	354,318,769
Total Investments in Securities	$359,543,685	$—	$—	$359,543,685
During the period ended October 31, 2023, there were no transfers in or out of Level 3.
Pioneer Solutions - Balanced Fund |  | 10/31/234